AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 96.2%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $76,446,120)	7,650,239	$77,496,919
Short-Term Investment — 2.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,933,657)	1,933,657	1,933,657

TOTAL INVESTMENTS—98.6% (cost $78,379,777)(wa)		79,430,576

Other assets in excess of liabilities(z) — 1.4%		1,126,132

Net Assets — 100.0%		$80,556,708

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1,013	5 Year U.S. Treasury Notes	Jun. 2024	$108,406,833	$102,540
Short Positions:
91	2 Year U.S. Treasury Notes	Jun. 2024	18,608,078	12,474
242	3 Year U.S. Treasury Notes	Jun. 2024	50,472,125	(21,946)
83	10 Year U.S. Treasury Notes	Jun. 2024	9,196,141	(45,848)
70	10 Year U.S. Ultra Treasury Notes	Jun. 2024	8,022,657	(77,753)
91	20 Year U.S. Treasury Bonds	Jun. 2024	10,959,813	(221,580)
52	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	6,708,000	(87,124)
				(441,777)
				$(339,237)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1